NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	Dec. 22, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, Uninsured Amount		$ 7,797,000
Inventory Adjustments		20,000	$ 0
Additional Funding Attempting to Secure			2,000,000
Deferred Finance Costs, Gross				$ 50,000
Amortization of Deferred Charges		50,000
Depreciation		53,221	47,393
Property, Plant and Equipment, Net		124,188	175,876
Operating Leases, Rent Expense		126,571	116,525
Asset Impairment Charges		$ 0
Finite-Lived Intangible Asset, Useful Life		15 years
Advertising Expense		$ 82,092	$ 42,890
Allowance for Doubtful Accounts Receivable		10,000
Vehicles [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of Vehicles	2
Capital Lease Obligation, Monthly Payment	$ 873
Capital Lease Obligations	$ 35,098	28,128
Property, Plant and Equipment, Net		$ 26,324